Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

March 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     AB Cap Fund, Inc.

            -AB Small Cap Value Portfolio

            -AB All China Equity Portfolio

(File Nos. 002-29901 and 811-01716)

AB Core Opportunities Fund, Inc.

(File Nos. 333-90261 and 811-09687)

AB Equity Income Fund, Inc.

(File Nos. 033-66630 and 811-07916)

AB Global Real Estate Investment Fund, Inc.

(File Nos. 333-08153 and 811-07707)

AB Global Risk Allocation Fund, Inc.

(File Nos. 002-10988 and 811-00134)

AB Relative Value Fund, Inc.

(File Nos. 002-11023 and 811-00126)

AB Trust

-AB Value Fund

-AB Discovery Value Fund

-AB International Value Fund

(File Nos. 333-51938 and 811-10221)

Ladies and Gentlemen:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on February 28, 2024.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,
/s/ Matthew L. Bolinsky
Matthew L. Bolinsky